Investments (Amortized Cost And Estimated Fair Value Of Debt Securities By Contractual Maturity) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Investments [Abstract]
Securities Available-for-Sale, Due in one year or less, Cost	$ 8,602
Securities Available-for-Sale, Due after one year through five years, Cost	17,854
Securities Available-for-Sale, Due after five years through ten years, Cost	28,144
Securities Available-for-Sale, Due after ten years, Cost	193,698
Securities Available-for-Sale, Cost, Total	248,298
Securities Available-for-Sale, Due in one year or less, Estimated Fair Value	8,633
Securities Available-for-Sale, Due after one year through five years, Estimated Fair Value	18,406
Securities Available-for-Sale, Due after five years through ten years, Estimated Fair Value	28,724
Securities Available-for-Sale, Due after ten years, Estimated Fair Value	193,545
Securities Available-for-Sale, Estimated Fair Value, Total	249,308
Securities Held-to-Maturity, Due after ten years, Cost	90,786
Securities Held-to-Maturity, Cost, Total	90,786	4,117
Securities Held-to-Maturity, Due after ten years, Estimated Fair Value	94,191
Securities held-to-maturity, Estimated Fair Value	$ 94,191	$ 5,335